Cover	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity File Number	001-41762
Entity Registrant Name	PINEAPPLE EXPRESS CANNABIS COMPANY
Entity Central Index Key	0001710495
Entity Tax Identification Number	36-4864568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12301 Wilshire Blvd Suite 302
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(888)
Local Phone Number	245-5703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false